Condensed Financial Information of Registrant (SMFG) (Tables)	12 Months Ended
Mar. 31, 2022
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Condensed Statement of Financial Position
Condensed Statements of Financial Position

	At March 31,
	2022	2021

	(In millions)
Assets:
Deposits with SMBC	¥319,147	¥221,993
Investments in SMBC	4,613,790	4,613,790
Loans to SMBC	9,069,425	8,195,888
Investments in other subsidiaries, associates and joint ventures	2,017,221	1,785,519
Other assets	209,656	207,701
Current tax assets	28,074	4,380

Total assets	¥16,257,313	¥15,029,271

Liabilities and equity:
Short-term borrowings from SMBC	¥1,508,030	¥1,278,030
Long-term borrowings	308,976	249,060
Debt securities in issue due to other subsidiaries	7,301	5,585
Debt securities in issue	7,509,351	6,778,540
Other liabilities	67,735	66,090

Total liabilities	9,401,393	8,377,305

Shareholders’ equity	6,126,648	6,002,211
Other equity instruments holders’ equity	729,272	649,755

Total equity	6,855,920	6,651,966

Total equity and liabilities	¥16,257,313	¥15,029,271

Condensed Income Statement
Condensed Income Statements

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
Income:
Interest income from SMBC	¥184,206	¥170,777	¥165,322
Dividends from SMBC	376,757	272,952	637,703
Dividends from other subsidiaries, associates and joint ventures	45,609	31,914	21,726
Fees and commission income from subsidiaries	9,439	7,777	9,048
Other income	1,109	794	19

Total income	617,120	484,214	833,818

Expense:
Interest expense to SMBC	4,751	4,313	4,328
Interest expense to other subsidiaries	4,779	4,320	14,502
Interest expense	169,526	154,298	148,177
Operating and other expense	37,982	31,806	22,812

Total expense	217,038	194,737	189,819

Profit before tax	400,082	289,477	643,999
Income tax expense	(7,942)	(5,710)	(6,416)

Net profit	¥408,024	¥295,187	¥650,415

Profit attributable to:
Shareholders	397,293	282,065	638,051
Other equity instruments holders	10,731	13,122	12,364

Condensed Statement of Cash Flows
Condensed Statements of Cash Flows

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
Operating Activities:
Profit before tax	¥400,082	¥289,477	¥643,999
Income taxes paid—net	(17,935)	79,396	7,043
Other operating activities—net	579,929	267,159	(3,023)

Net cash and cash equivalents provided by operating activities	962,076	636,032	648,019

Investing Activities:
Loans provided to SMBC	(873,537)	(750,713)	(1,338,045)
Investments in subsidiaries	(233,576)	(7,418)	(255,468)
Investments in associates and joint ventures	(819)	(52,849)	—
Other investing activities—net	(5,953)	(46,282)	(16,495)

Net cash and cash equivalents used in investing activities	(1,113,885)	(857,262)	(1,610,008)

Financing Activities:
Net increase of short-term borrowings from SMBC	230,000	50,000	—
Proceeds from issuance of long-term borrowings	86,390	10,625	5,053
Redemption of long-term borrowings	—	—	(8,000)
Proceeds from issuance of debt securities	969,480	921,603	1,255,939
Proceeds from issuance of other equity instruments	79,516	99,400	84,073
Redemption of debt securities	(831,880)	(403,025)	(266,700)
Redemption of other equity instruments	—	(130,000)	—
Dividends paid to shareholders	(274,058)	(267,119)	(255,771)
Coupons paid to other equity instruments holders	(10,731)	(13,122)	(12,364)
Purchases of treasury stock and proceeds from sales of treasury stock—net	246	220	(99,605)

Net cash and cash equivalents provided by financing activities	248,963	268,582	702,625

Net increase (decrease) of cash and cash equivalents	97,154	47,352	(259,364)
Cash and cash equivalents at beginning of period	221,993	174,641	434,005

Cash and cash equivalents at end of period	¥319,147	¥221,993	¥174,641